Finance Costs	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Finance Costs
9.	FINANCE COSTS

Year ended,	March 31, 2024	March 31, 2023

Finance costs are comprised of:

Interest on the Revolving Credit Facility (Note 15)	$-	$0.2

Interest on financing arrangement (Note 22)	0.2	-

Revaluation of discount rate for environmental liabilities	3.8	-

Other interest expense	2.3	0.8

Revolving Credit Facility fees	2.9	2.5

Unwinding of issuance costs of debt facilities (Note 15) and accretion of governmental loan benefits and discounts on environmental liabilities	16.4	14.4

	$25.6	$17.9